Stock Based Compensation - Summary of RSU Activity (Detail) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units Non-vested Beginning Balance | shares	493,358
Number of units Granted | shares	4,405,974
Number of units Vested | shares	0
Number of units Forfeited | shares	(257,372)
Number of units Non-vested Ending Balance | shares	4,641,960
Weighted average grant date fair value Beginning Balance | $ / shares	$ 0.87
Weighted average grant date fair value Granted | $ / shares	8.37
Weighted average grant date fair value Vested | $ / shares	0
Weighted average grant date fair value Forfeited | $ / shares	5.83
Weighted average grant date fair value Ending Balance | $ / shares	$ 7.72